Note 7 - Property and Equipment 1 (Details Textual) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Depreciation, Total	$ 4,437	$ 7,085	$ 9,040	$ 9,995